Alger International Small Cap Fund Expense Example - Class Z Shares [Member] - Alger International Small Cap Fund - Class Z	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 87
Expense Example, with Redemption, 3 Years	2,116
Expense Example, with Redemption, 5 Years	4,617
Expense Example, with Redemption, 10 Years	$ 9,017